Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000129981 | 4812C2734 | JPMorgan US Treasury Plus Money Market Fund, Class L
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129981 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129981 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129981 | 911312106 | United Parcel Service, Inc., B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129981 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129981 | 855244109 | Starbucks Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129981 | ACN C340_20241021_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000129981 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129981 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129981 | 75513E101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129981 | 26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129981 | 20030N101Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129981 | 418056107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129981 | 067901108Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129981 | 30231G102Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129981 | 617446448Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000129981 | 375558103Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000129981 | 459200101Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129981 | 931427108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129981 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000129981 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129981 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.30%
C000129983 | 4812C2734 | JPMorgan US Treasury Plus Money Market Fund, Class L
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129983 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129983 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129983 | 911312106 | United Parcel Service, Inc., B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129983 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129983 | 855244109 | Starbucks Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129983 | ACN C340_20241021_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000129983 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129983 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129983 | 75513E101Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129983 | 26441C204Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129983 | 20030N101Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129983 | 418056107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129983 | 067901108Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129983 | 30231G102Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129983 | 617446448Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000129983 | 375558103Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000129983 | 459200101Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129983 | 931427108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129983 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000129983 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129983 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.30%